Filed Pursuant to Rule 497(k)
Registration No. 333-270997; 811-23859
Miller Value Partners Appreciation ETF

MVPA

(the “Fund”)
A series of Advisor Managed Portfolios (the “Trust”)

Supplement dated August 14, 2026 to the
Summary Prospectus dated February 2, 2026

Effective September 1, 2026, the exchange listing for the Fund will change from the NYSE Arca, Inc. to the NYSE, Inc. As of the effective date, all references to the NYSE Arca, Inc. will be replaced with NYSE, Inc.

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Please retain this Supplement with your Summary Prospectus